3. Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 3 – RELATED PARTY TRANSACTIONS

The Company purchases some cultivation products from Bravo Lighting, LLC (d/b/a Bravo Enterprises) (“Bravo”) and Enviro-Glo, LLC (“Enviro-Glo”), manufacturers and distributors of commercial building lighting and other product solutions with common control by the Company’s CEO, Bradley Nattrass, and CDO, Octavio Gutierrez. Purchases from Bravo and Enviro-Glo totaled $4,728 and $142,410 for the six months ended June 30, 2019 and 2018, respectively and totaled $4,578 and $72,432 for the three months ended June 30, 2019 and 2018, respectively. Outstanding receivables from Bravo and Enviro-Glo as of June 30, 2019 and December 31, 2018 totaled $44,541 and $43,120, respectively. Net outstanding payables incurred for purchases of inventory and other services to Bravo and Enviro-Glo as of June 30, 2019 and December 31, 2018 totaled $4,728 and $5,562, respectively.

The Company also entered into a lease agreement with Bravo to sublease office space for 12 months commencing in September 2018. Minimum monthly lease payments are $3,000 for the remainder of the lease.

The Company has consulted with Cloud 9 Support, LLC (“Cloud 9”), a company owned by James Lowe, a board member, shareholder, and debt holder. Cost of sales provided by Cloud 9 were $15,322 and $1,680 during the six months ended June 30, 2019 and 2018, respectively, and $469 and $108 during the three months ended June 30, 2019 and 2018, respectively. Cloud 9 also purchases materials from the Company for use with their customers. Total sales to Cloud 9 from the Company were $196,600 and $198,803 during the six months ended June 30, 2019 and 2018, respectively, and were $96,615 and $118,375 during the three months ended June 30, 2019 and 2018, respectively. Outstanding receivables from Cloud 9 as of June 30, 2019 and December 31, 2018 totaled $60,895 and $79,235, respectively. Net outstanding payables for purchases of inventory and other services to Cloud 9 as of June 30, 2019 and December 31, 2018 totaled $15,322 and $13,240, respectively.

In October 2018, the Company received a $1,000,000 unsecured loan from James Lowe, a director, which became due April 30, 2019. The loan had a one-time origination fee of $12,500. Interest accrued at the rate of 12% per annum and was paid monthly. As additional consideration for the loan the Company granted Mr. Lowe an option to purchase 30,000 shares of its Common Stock at an exercise price of $1.20 per share, which option is exercisable for a period of five (5) years. The loan is guaranteed by Messrs. Nattrass and Gutierrez, two of the Company’s officers, directors and its principal shareholders. The due date for the note payable was extended in May 2019 to December 31, 2019 and the interest rate was reduced to 9.0% per year. In consideration for the Note Holder extending the maturity date of the Note and reducing the interest rate, the Company agreed to issue 10,000 shares of its Common Stock to Mr. Lowe.

NOTE 3 – RELATED PARTY TRANSACTIONS

The Company purchases some cultivation products from Bravo Lighting d/b/a Bravo Enterprises (“Bravo”) and enviro-glo, manufacturers and a distributor of commercial building lighting and other product solutions with common control by the Company’s CEO, Bradley Nattrass and CDO Octavio Gutierrez. Purchases from Bravo and Enviro-Glo for the years ended December 31, 2018 and 2017 were $276,443 and $526,002, respectively. Outstanding receivables from Bravo and Enviro-Glo as of December 31, 2018 and 2017 totaled $43,120 and $13,540, respectively. Net outstanding payables incurred for purchases of inventory and other services to Bravo and Enviro-Glo as of December 31, 2018 and 2017 totaled $5,562 and $93,394, respectively.

The Company also entered into a lease agreement with Bravo Lighting, a related party, to sublease office space for 12 months commencing in September 2018. Minimum monthly lease payments are $24,000 for the remainder of the leases.

The Company has consulted with Cloud 9 Support, LLC a company owned by James Lowe, a board member and debt holder. Cost of Services provided by Cloud 9 Support, LLC during the years ended December 31, 2018 and 2017 were 84,746 and $58,196, respectively. Cloud 9 Support LLC also purchases materials from the Company for use with their customers. Total sales to Cloud 9 Support, LLC from the Company during the years ended December 31, 2018 and 2017 were $370,948 and $312,041, respectively. Outstanding receivables from Cloud 9 Support, LLC as of December 31, 2018 and 2017 totaled $79,235 and $42,237, respectively. Net outstanding payables incurred for purchases of inventory and other services to Cloud 9 Support, LLC as of December 31, 2018 and 2017 totaled $13,240 and $7,168, respectively.

In October 2018, the Company received a $1 million unsecured loan from James Lowe, a director, which is due on or before April 30, 2019. The loan has a one-time origination fee of $12,500. Interest accrues at the rate of 12% per annum and is paid monthly. As additional consideration for the loan the Company granted Mr. Lowe an option to purchase 30,000 shares of its common stock at an exercise price of $1.20 per share, which option is exercisable for a period of five (5) years. The loan is guaranteed by Messrs. Nattrass and Gutierrez, two of the Company’s officers, directors and our principal shareholders.